UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: December 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
December 31, 2017

Common Stocks - 87.1%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	17.1
Liberty Broadband Corp. - Series C*		650,000	55,354,000
Liberty Global Group - Class C* (c)		1,245,000	42,130,800
Comcast Corp. - Class A		550,000	22,027,500
Liberty SiriusXM Group - Series C*		460,000	18,243,600

Internet & Direct Marketing Retail	4.6
QVC Group - Series A*		650,000	15,873,000
Amazon.com, Inc.*		11,500	13,448,905
The Priceline Group Inc.*		4,700	8,167,378

Movies & Entertainment	3.9
Twenty-First Century Fox, Inc. - Class A		900,000	31,077,000

Multiline Retail	3.0
Dollar Tree, Inc.*		225,000	24,144,750
	28.6		230,466,933

Information Technology
IT Services	10.6
Mastercard Inc. - Class A		215,000	32,542,400
Visa Inc. - Class A		215,000	24,514,300
Accenture plc - Class A(c)		105,000	16,074,450
DXC Technology Co.		130,000	12,337,000

Internet Software & Services	4.9
Alphabet, Inc. - Class C*		38,000	39,763,200

Software	3.7
Oracle Corp.		635,000	30,022,800
	19.2		155,254,150

Health Care
Pharmaceuticals	5.7
Allergan plc(c)		280,000	45,802,400

Health Care Services	4.6
Laboratory Corp. of America Holdings*		232,000	37,006,320

Life Sciences Tools & Services	2.8
Thermo Fisher Scientific Inc.		118,000	22,405,840

Health Care Equipment	1.1
Danaher Corp.		100,000	9,282,000
	14.2		114,496,560

Financials
Diversified Financial Services	8.8
Berkshire Hathaway Inc. - Class B*		360,000	71,359,200

Insurance Brokers	2.8
Aon plc - Class A(c)		165,000	22,110,000

Diversified Banks	2.2
Wells Fargo & Co.		295,000	17,897,650
	13.8		111,366,850

Materials
Industrial Gases	3.5
Praxair, Inc.		180,000	27,842,400

		$ Principal
	% of Net	Amount or
	Assets	Shares	$ Value
Fertilizers & Agricultural Chemicals	2.5
Monsanto Co.		175,000	20,436,500
	6.0		48,278,900

Energy
Oil & Gas Exploration & Production	2.4
Pioneer Natural Resources Co.		80,000	13,828,000
Range Resources Corp.		325,000	5,544,500

Oil & Gas Equipment & Services	0.8
Halliburton Co.		125,000	6,108,750
	3.2		25,481,250

Consumer Staples
Beverages	2.1
Diageo plc - Sponsored ADR(c)		115,000	16,793,450
Total Common Stocks (Cost $412,907,759)			702,138,093

Cash Equivalents - 13.1%

U.S. Treasury Bills, 1.06% to 1.38%, 1/04/18 to 4/26/18(a)		103,000,000	102,835,259

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(b)		3,310,911	3,310,911
Total Cash Equivalents (Cost $106,156,350)			106,146,170
Total Investments in Securities (Cost $519,064,109)			808,284,263
Other Liabilities in Excess of Other Assets - (0.2%)			(1,728,865)
Net Assets - 100%			806,555,398
Net Asset Value Per Share - Investor Class			42.66
Net Asset Value Per Share - Institutional Class			43.00

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2017

Common Stocks - 85.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	21.8
Liberty Broadband Corp.*
Series A		165,000	14,033,250
Series C		550,000	46,838,000
Liberty Global Group - Class C* (c)		1,550,000	52,452,000
Liberty SiriusXM Group*
Series A		120,000	4,759,200
Series C		450,000	17,847,000
LiLAC Group - Class C* (c)		725,000	14,420,250

Movies & Entertainment	3.5
Twenty-First Century Fox, Inc. - Class A		700,000	24,171,000

Internet & Direct Marketing Retail	3.2
QVC Group - Series A*		900,000	21,978,000

Broadcasting	2.2
Discovery Communications, Inc. - Class C*		700,000	14,819,000
	30.7		211,317,700

Information Technology
IT Services	9.2
Visa Inc. - Class A		295,000	33,635,900
Mastercard Inc. - Class A		130,000	19,676,800
DXC Technology Co.		105,000	9,964,500

Internet Software & Services	4.0
Alphabet, Inc. - Class C*		26,000	27,206,400

Software	3.1
Oracle Corp.		445,000	21,039,600

Semiconductors & Semiconductor Equipment	3.0
Texas Instruments, Inc.		200,000	20,888,000

Electronic Equipment, Instruments & Components	2.0
FLIR Systems, Inc.		300,000	13,986,000
	21.3		146,397,200

Financials
Diversified Financial Services	9.1
Berkshire Hathaway Inc. - Class B*		315,000	62,439,300

Mortgage REITs	3.0
Redwood Trust, Inc.		1,400,000	20,748,000

Insurance Brokers	2.5
Aon plc - Class A(c)		132,500	17,755,000

Diversified Banks	2.0
Wells Fargo & Co.		225,000	13,650,750
	16.6		114,593,050

Health Care
Health Care Services	4.6
Laboratory Corp. of America Holdings*		200,000	31,902,000

Pharmaceuticals	3.8
Allergan plc(c)		160,000	26,172,800

Health Care Equipment	0.7
Danaher Corp.		50,000	4,641,000
	9.1		62,715,800

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Machinery	6.0
Allison Transmission Holdings, Inc.		500,000	21,535,000
Colfax Corp.*		500,000	19,810,000
	6.0		41,345,000

Energy
Oil & Gas Exploration & Production	1.9
Range Resources Corp.		375,000	6,397,500
Pioneer Natural Resources Co.		40,000	6,914,000
	1.9		13,311,500
Total Common Stocks (Cost $349,251,222)			589,680,250

Cash Equivalents - 14.6%

U.S. Treasury Bills, 1.06% to 1.38%, 1/04/18 to 4/26/18(a)		97,000,000	96,830,664

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(b)		3,767,192	3,767,192
Total Cash Equivalents (Cost $100,608,309)			100,597,856
Total Investments in Securities (Cost $449,859,531)			690,278,106
Other Liabilities in Excess of Other Assets - (0.2%)			(1,554,844)
Net Assets - 100%			688,723,262
Net Asset Value Per Share - Investor Class			31.46
Net Asset Value Per Share - Institutional Class			31.71

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2017

Common Stocks - 93.9%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	25.1
Liberty Broadband Corp.* (c)
Series A		135,000	11,481,750
Series C		650,000	55,354,000
Liberty Global Group - Class C* (c) (d)		1,700,000	57,528,000
Liberty SiriusXM Group* (c)
Series A		200,000	7,932,000
Series C		600,000	23,796,000
LiLAC Group - Class C* (c) (d)		500,000	9,945,000

Internet & Direct Marketing Retail	8.5
Liberty Ventures Group - Series A* (c)		600,000	32,544,000
QVC Group - Series A* (c)		550,000	13,431,000
Amazon.com, Inc.*		5,000	5,847,350
Liberty Expedia Holdings, Inc. - Series A* (c)		100,000	4,433,000

Broadcasting	1.6
Discovery Communications, Inc. - Class C*		500,000	10,585,000

Movies & Entertainment	1.6
Liberty Formula One Group* (c)
Series A		50,000	1,636,000
Series C		150,000	5,124,000
Liberty Braves Group* (c)
Series A		20,000	441,000
Series C		140,000	3,110,800
	36.8		243,188,900

Information Technology
IT Services	13.6
Mastercard Inc. - Class A(c)		300,000	45,408,000
Visa Inc. - Class A		225,000	25,654,500
DXC Technology Co.		200,000	18,980,000

Internet Software & Services	5.4
Alphabet, Inc. - Class C* (c)		27,000	28,252,800
XO Group, Inc.*		400,000	7,384,000

Semiconductors & Semiconductor Equipment	4.3
Texas Instruments, Inc.(c)		275,000	28,721,000

Application Software	1.6
Intelligent Systems Corp.* # †		2,270,000	10,351,200
	24.9		164,751,500

Financials
Diversified Financial Services	12.0
Berkshire Hathaway Inc. - Class B* (c)		400,000	79,288,000

Mortgage REITs	3.8
Redwood Trust, Inc.(c)		1,700,000	25,194,000
	15.8		104,482,000

Health Care
Health Care Services	4.8
Laboratory Corp. of America Holdings* (c)		200,000	31,902,000

Pharmaceuticals	4.5
Allergan plc(d)		180,000	29,444,400

Health Care Equipment	1.0
Danaher Corp.		70,000	6,497,400
	10.3		67,843,800

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Machinery	3.6
Colfax Corp.* (c)		600,000	23,772,000

Aerospace & Defense	2.5
Wesco Aircraft Holdings, Inc.*		2,200,000	16,280,000
	6.1		40,052,000
Total Common Stocks (Cost $356,348,194)			620,318,200

Cash Equivalents - 5.0%

U.S. Treasury Bills, 1.15% to 1.38%, 1/18/18 to 3/22/18(a)		30,000,000	29,959,409

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(b)		3,346,321	3,346,321
Total Cash Equivalents (Cost $33,305,514)			33,305,730
Total Investments in Securities (Cost $389,653,708)			653,623,930
Due From Broker(c) - 33.4%			220,344,351
Securities Sold Short - (32.0%)			(211,310,000)
Options Written - (0.0%)			(77,500)
Other Liabilities in Excess of Other Assets - (0.3%)			(1,861,474)
Net Assets - 100%			660,719,307
Net Asset Value Per Share - Investor Class			14.05
Net Asset Value Per Share - Institutional Class			14.43

Securities Sold Short - (32.0%)

PowerShares QQQ Trust, Series 1		500,000	(77,880,000)
SPDR S&P 500 ETF Trust		500,000	(133,430,000)
Total Securities Sold Short (proceeds $158,485,081)			(211,310,000)

	Expiration	Shares
Options Written* - (0.0%)	date /	subject
	Strike price	to option
Covered Call Options
QVC Group - Series A	April 2018 / $27	100,000	(77,500)
(premiums received $139,959)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2017.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
December 31, 2017

Common Stocks - 77.0%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	18.0
Liberty Broadband Corp.*
Series A		50,000	4,252,500
Series C		210,000	17,883,600
Liberty SiriusXM Group*
Series A		75,000	2,974,500
Series C		180,000	7,138,800
Liberty Global Group - Class C* (c)		250,000	8,460,000
LiLAC Group - Class C* (c)		260,074	5,172,872

Internet & Direct Marketing Retail	9.6
Liberty Ventures Group - Series A*		185,000	10,034,400
QVC Group - Series A*		400,000	9,768,000
Liberty Expedia Holdings, Inc. - Series A*		108,000	4,787,640

Movies & Entertainment	6.6
Lions Gate Entertainment Corp.* (c)
Class A		125,000	4,226,250
Class B		150,000	4,761,000
Liberty Formula One Group*
Series A		27,500	899,800
Series C		125,000	4,270,000
Liberty Braves Group*
Series A		11,000	242,550
Series C		105,000	2,333,100

Specialty Retail	2.0
Murphy USA Inc.*		65,000	5,223,400

Advertising	0.4
National CineMedia, Inc.		150,000	1,029,000
	36.6		93,457,412

Industrials
Machinery	7.9
Colfax Corp.*		255,000	10,103,100
Allison Transmission Holdings, Inc.		230,000	9,906,100

Aerospace & Defense	2.3
Wesco Aircraft Holdings, Inc.*		800,000	5,920,000
	10.2		25,929,200

Information Technology
Software	4.3
ACI Worldwide, Inc.*		350,000	7,934,500
Guidewire Software, Inc.*		40,000	2,970,400

Internet Software & Services	2.6
XO Group, Inc.*		275,000	5,076,500
CommerceHub, Inc.*
Series A		27,000	593,730
Series C		54,000	1,111,860

Electronic Equipment, Instruments & Components	1.8
FLIR Systems, Inc.		100,000	4,662,000
	8.7		22,348,990

Health Care
Health Care Services	5.3
Laboratory Corp. of America Holdings*		85,000	13,558,350

		$ Principal
	% of Net	Amount
Telecommunication Services	Assets	or Shares	$ Value
Diversified Telecommunication Services	4.6
LICT Corp.* #		1,005	11,708,250

Materials
Metals & Mining	2.4
Compass Minerals International, Inc.		85,000	6,141,250

Specialty Chemicals	2.0
Axalta Coating Systems Ltd.* (c)		155,000	5,015,800
	4.4		11,157,050

Financials
Mortgage REITs	3.7
Redwood Trust, Inc.		635,000	9,410,700

Real Estate
Equity REITs	3.0
Equity Commonwealth*		250,000	7,627,500

Energy
Oil & Gas Exploration & Production	0.5
Range Resources Corp.		80,000	1,364,800
Total Common Stocks (Cost $107,965,958)			196,562,252

Cash Equivalents - 23.1%

U.S. Treasury Bills, 1.09% to 1.38%, 1/04/18 to 4/26/18(a)		59,000,000	58,915,081

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21(b)		198,237	198,237
Total Cash Equivalents (Cost $59,117,456)			59,113,318
Total Investments in Securities (Cost $167,083,414)			255,675,570
Other Liabilities in Excess of Other Assets - (0.1%)			(370,752)
Net Assets - 100%			255,304,818
Net Asset Value Per Share			52.32

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2017

Common Stocks - 47.4%
	% of Net
Information Technology	Assets	Shares	$ Value
IT Services	5.4
Visa Inc. - Class A		30,000	3,420,600
Mastercard Inc. - Class A		12,500	1,892,000
Accenture plc - Class A(d)		8,000	1,224,720

Software	3.8
Oracle Corp.		60,000	2,836,800
Guidewire Software, Inc.*		25,000	1,856,500

Semiconductors & Semiconductor Equipment	2.5
Texas Instruments, Inc.		17,000	1,775,480
Marvell Technology Group Ltd.(d)		60,000	1,288,200

Internet Software & Services	1.5
Alphabet, Inc. - Class C*		1,750	1,831,200
	13.2		16,125,500

Materials
Industrial Gases	2.5
Praxair, Inc.		20,000	3,093,600

Construction Materials	2.2
Martin Marietta Materials, Inc.		6,500	1,436,760
Vulcan Materials Co.		10,000	1,283,700

Fertilizers & Agricultural Chemicals	1.4
Monsanto Co.		15,000	1,751,700

Metals & Mining	1.4
Compass Minerals International, Inc.		23,000	1,661,750

Specialty Chemicals	1.1
Axalta Coating Systems Ltd.* (d)		40,000	1,294,400
	8.6		10,521,910

Health Care
Health Care Services	3.1
Laboratory Corp. of America Holdings*		23,800	3,796,338

Pharmaceuticals	2.0
Allergan plc(d)		15,000	2,453,700

Life Sciences Tools & Services	1.9
Thermo Fisher Scientific Inc.		12,000	2,278,560

Health Care Equipment	1.1
Danaher Corp.		15,000	1,392,300
	8.1		9,920,898

Financials
Diversified Financial Services	3.2
Berkshire Hathaway Inc. - Class B*		20,000	3,964,400

Mortgage REITs	1.5
Redwood Trust, Inc.		125,000	1,852,500

Insurance Brokers	1.4
Aon plc - Class A(d)		12,500	1,675,000

Diversified Banks	1.1
JPMorgan Chase & Co.		12,500	1,336,750
	7.2		8,828,650

		$ Principal
	% of Net	Amount
Consumer Discretionary	Assets	or Shares	$ Value
Cable & Satellite	5.9
Liberty Broadband Corp. - Series C*		32,500	2,767,700
Comcast Corp. - Class A		65,000	2,603,250
Liberty Global Group - Class C* (d)		55,000	1,861,200

Internet & Direct Marketing Retail	1.1
The Priceline Group Inc.*		750	1,303,305
	7.0		8,535,455

Consumer Staples
Beverages	3.3
Diageo plc - Sponsored ADR(d)		15,000	2,190,450
Anheuser-Busch InBev SA/NV - Sponsored ADR(d)		17,000	1,896,520
	3.3		4,086,970
Total Common Stocks (Cost $40,619,103)			58,019,383

Corporate Bonds - 21.0%

Allergan Capital SARL 2.35% 3/12/18(d)		500,000	500,414

American Express Credit Corp. 8.125% 5/20/19		500,000	539,726

Anheuser-Busch InBev Finance Inc. 1.9% 2/01/19		500,000	499,062

Apple Inc. 1.55% 2/08/19		1,000,000	996,831

AT&T Inc. 5.5% 2/01/18		500,000	501,442

Bank of America Corp. 2.25% 4/21/20		1,000,000	1,000,973

Berkshire Hathaway Inc. (Finance Corp.)
1.45% 3/07/18		100,000	99,933
2.0% 8/15/18		500,000	500,366
1.7% 3/15/19		100,000	99,687
4.25% 1/15/21		300,000	317,354

Broadcom Corp. 2.2% 1/15/21(c)		1,000,000	978,512

Diageo Capital plc 4.85% 5/15/18(d)		300,000	303,115

Discovery Communications, Inc. 2.2% 9/20/19		1,000,000	995,689

Dollar General Corp. 1.875% 4/15/18		509,000	508,732

Equity Commonwealth 5.875% 9/15/20		700,000	739,834

Fidelity National Information Services, Inc. 2.85% 10/15/18		800,000	805,007

First Republic Bank 2.375% 6/17/19		1,200,000	1,198,131

Ford Motor Credit Co. LLC 2.24% 6/15/18		500,000	500,527

Fortive Corp. 1.8% 6/15/19		500,000	496,522

Goldman Sachs Group, Inc.
2.375% 1/22/18		500,000	500,109
2.9% 7/19/18		500,000	502,339
2.6% 12/27/20		500,000	500,263

	$ Principal
	Amount	$ Value
JPMorgan Chase & Co.
1.7% 3/01/18	820,000	819,941
1.625% 5/15/18	375,000	374,774
2.08606% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	750,000	752,083

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	500,000	572,500

Markel Corp.
7.125% 9/30/19	1,014,000	1,093,185
4.9% 7/01/22	410,000	443,002
3.625% 3/30/23	500,000	509,569

Marriott International, Inc. 3.0% 3/01/19	500,000	503,493

Moody's Corp. 2.75% 7/15/19	559,000	562,575

QUALCOMM Inc. 1.85% 5/20/19	500,000	498,168

Roper Technologies, Inc. 2.05% 10/01/18	1,000,000	1,000,031

U.S. Bancorp 2.35% 1/29/21	1,000,000	1,000,524

Valmont Industries 6.625% 4/20/20	1,000,000	1,088,510

Wells Fargo & Co.
2.15% 1/15/19	1,000,000	1,001,693
4.6% 4/01/21	1,250,000	1,328,860

WM Wrigley Jr. Co. 2.4% 10/21/18(c)	1,000,000	1,002,901
Total Corporate Bonds (Cost $25,693,923)		25,636,377

Corporate Convertible Bonds - 0.8%

Redwood Trust, Inc. 5.625% 11/15/19 (Cost $997,119)	1,000,000	1,012,500

Asset-Backed Securities - 0.2%(b)

Flagship Credit Auto Trust (FCAT)(c)
2014-2 CL C — 3.95% 2020 (1.1 years) (Cost $253,985)	250,000	253,508

Mortgage-Backed Securities - 2.7%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.6 years)	78,510	81,825

Pass-Through Securities
J14649 — 3.5% 2026 (3.0 years)	119,625	123,723
E02948 — 3.5% 2026 (3.0 years)	195,750	203,175
J16663 — 3.5% 2026 (3.1 years)	116,475	120,474
		529,197

Federal National Mortgage Association
Collateralized Mortgage Obligations
2003-9 CL DB — 5.0% 2018 (0.1 years)	494	494

Pass-Through Securities
MA0464 — 3.5% 2020 (1.0 years)	67,492	69,713
AR8198 — 2.5% 2023 (2.1 years)	166,649	167,704
MA1502 — 2.5% 2023 (2.2 years)	142,602	143,504
995755 — 4.5% 2024 (2.3 years)	18,747	19,806
AB1769 — 3.0% 2025 (2.9 years)	106,327	108,650
AB3902 — 3.0% 2026 (3.3 years)	192,315	196,522
AK3264 — 3.0% 2027 (3.3 years)	153,678	157,041
		863,434

	$ Principal
	Amount
Government National Mortgage Association	or Shares	$ Value
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.3 years)	196,248	200,957

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(c)
2017-3 CL 2A2 — 2.5% 2047 (2.1 years)	950,619	943,638
2014-5 CL A1 — 3.0% 2029 (2.6 years)	261,216	264,296

Sequoia Mortgage Trust (SEMT)
2017-CH1 CL A11 — 3.5% 2047 (1.7 years)(c)	461,391	466,952
2012-1 CL 1A1 — 2.865% 2042 (1.8 years)	26,276	26,477
		1,701,363
Total Mortgage-Backed Securities (Cost $3,263,659)		3,294,951

U.S. Treasury Notes - 26.7%

U.S. Treasury Notes
0.75% 2/28/18	1,000,000	999,059
1.0% 5/31/18	2,000,000	1,996,019
1.5% 8/31/18	2,000,000	1,997,748
0.875% 10/15/18	2,000,000	1,987,153
1.25% 11/30/18	2,000,000	1,990,360
1.125% 1/31/19	1,000,000	992,448
1.25% 4/30/19	1,000,000	992,151
1.625% 7/31/19	1,000,000	996,382
1.5% 10/31/19	1,000,000	993,122
1.25% 1/31/20	1,000,000	986,768
1.375% 2/15/20	1,000,000	988,976
1.5% 6/15/20	1,000,000	989,946
1.375% 8/31/20	1,000,000	985,428
2.0% 11/30/20	2,000,000	2,002,025
2.0% 2/28/21	1,000,000	999,497
1.375% 5/31/21	1,000,000	977,587
1.125% 8/31/21	1,000,000	966,107
1.875% 11/30/21	2,000,000	1,983,901
1.75% 2/28/22	1,000,000	984,752
1.75% 5/15/22	2,000,000	1,967,832
1.875% 8/31/22	1,000,000	985,981
2.0% 11/30/22	1,000,000	990,875
1.5% 2/28/23	1,000,000	964,965
1.75% 5/15/23	2,000,000	1,950,838
1.25% 7/31/23	1,000,000	947,673
Total U.S. Treasury Notes (Cost $32,830,175)		32,617,593

Cash Equivalents - 1.0%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(a)	1,172,057	1,172,057
Total Cash Equivalents (Cost $1,172,057)		1,172,057
Total Investments in Securities (Cost $104,830,021)		122,006,369
Other Assets Less Other Liabilities — 0.2%		261,268
Net Assets - 100%		122,267,637
Net Asset Value Per Share		14.19

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2017.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2017

Corporate Bonds - 28.5%	$ Principal
	Amount	$ Value
Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	200,000	204,862

AT&T Inc. 3.9% 8/14/27	750,000	756,267

Bank of America Corp. 2.25% 4/21/20	300,000	300,292

Berkshire Hathaway Inc. Finance Corp. 3.0% 5/15/22	200,000	204,711

Boardwalk Pipelines LLC 5.75% 9/15/19	225,000	235,913

Boston Properties LP 3.125% 9/01/23	555,000	559,978

Broadcom Corp. 3.125% 1/15/25(c)	350,000	335,030

Calumet Specialty Products Partners LP
11.5% 1/15/21(c)	80,000	91,000
6.5% 4/15/21	350,000	350,000
7.625% 1/15/22	357,000	359,231

CNX Resources Corp. 5.875% 4/15/22	92,000	94,415

Discovery Communications, Inc. 2.95% 3/20/23	400,000	396,287

Dominion Resources, Inc. 2.962% 7/01/19	100,000	100,801

Donnelley Financial Solutions, Inc. 8.25% 10/15/24	108,000	115,830

Equifax Inc. 2.3% 6/01/21	100,000	97,680

Equity Commonwealth 5.875% 9/15/20	1,319,000	1,394,059

Express Scripts Holding Co. 7.25% 6/15/19	250,000	266,431

FLIR Systems, Inc. 3.125% 6/15/21	400,000	403,240

Goldman Sachs Group, Inc. 2.57796% 4/30/18 Floating
Rate (Qtrly LIBOR + 120)	137,000	137,415

JPMorgan Chase & Co.
4.25% 10/15/20	200,000	209,772
2.08606% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	150,000	150,417

L Brands, Inc. 5.625% 2/15/22	40,000	42,850

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	550,000	629,750

Markel Corp.
7.125% 9/30/19	125,000	134,761
4.9% 7/01/22	250,000	270,123
3.625% 3/30/23	200,000	203,828

Mattel, Inc. 4.35% 10/01/20	500,000	495,000

MPLX LP 4.875% 6/01/25	190,000	203,890

NGL Energy Partners LP
5.125% 7/15/19	565,000	576,300
7.5% 11/01/23	148,000	153,920

NXP BV 4.625% 6/01/23(c) (d)	100,000	104,850

Range Resources Corp. 5.0% 8/15/22	301,000	301,000

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	234,375	236,426

	$ Principal
	Amount	$ Value
TC PipeLines LP
4.65% 6/15/21	160,000	167,482
4.375% 3/13/25	45,000	46,873

Valmont Industries, Inc. 6.625% 4/20/20	500,000	544,255

Wells Fargo & Co.
4.6% 4/01/21	400,000	425,235
2.1% 7/26/21	200,000	196,731
Total Corporate Bonds (Cost $11,336,123)		11,496,905

Corporate Convertible Bonds - 2.4%

Redwood Trust, Inc.
4.625% 4/15/18	475,000	477,969
5.625% 11/15/19	150,000	151,875
4.75% 8/15/23	350,000	338,625
Total Corporate Convertible Bonds (Cost $975,262)		968,469

Asset-Backed Securities - 25.9%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2015-2 CL D — 3.0% 2021 (1.7 years)	110,000	111,126

Ascentium Equipment Receivables Trust (ACER)(c)
2015-2A CL B — 2.62% 2019 (0.6 years)	114,000	114,293

Chrysler Capital Auto Receivables Trust (CCART)(c)
2014-BA CL D — 3.44% 2021 (0.9 years)	108,000	108,754

Commercial Credit Group Receivables Trust (CCG)(c)
2017-1 CL A1 — 1.35% 2018 (0.1 years)	78,185	78,186

Conn Funding II, LP (CONN)(c)
2017-A CL A — 2.73% 2019 (0.2 years)	105,980	106,055
2017-B CL A — 2.73% 2020 (0.4 years)	400,000	399,906

Credit Acceptance Auto Loan Trust (CAALT)(c)
2015-2A CL C — 3.76% 2024 (0.9 years)	250,000	251,755

DT Auto Owner Trust (DTAOT)(c)
2014-3A CL C — 3.04% 2020 (0.0 years)	3,285	3,287
2016-1A CL C — 3.54% 2021 (0.4 years)	215,000	215,924
2016-3A CL C — 3.15% 2022 (0.5 years)	120,000	120,404

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A2 — 1.97% 2023 (1.2 years)	350,000	349,386

Exeter Automobile Receivables Trust (EART)(c)
2016-3A CL A — 1.84% 2020 (0.4 years)	68,966	68,894
2017-3A CL A — 2.05% 2021 (1.2 years)	343,817	343,353
2016-3A CL B — 2.84% 2021 (1.3 years)	368,000	367,985
2016-2A CL C — 5.96% 2022 (1.6 years)	480,000	498,715

First Investors Auto Owners Trust (FIAOT)(c)
2015-2A CL D — 4.22% 2021 (2.4 years)	287,000	291,542

Flagship Credit Auto Trust (FCAT)(c)
2014-2 CL C — 3.95% 2020 (1.1 years)	460,000	466,454
2015-2 CL B — 3.08% 2021 (1.2 years)	315,000	317,240

	$ Principal
	Amount	$ Value
GM Financial Automobile Leasing Trust (GMALT)
2015-1 CL C — 2.5% 2019 (0.1 years)	290,000	290,042
2015-2 CL C — 2.99% 2019 (0.4 years)	150,000	150,642

Honor Automobile Trust Securitization (HATS)(c)
2016-1A CL A — 2.94% 2019 (0.5 years)	92,532	92,807
2016-1A CL B — 5.76% 2021 (1.3 years)	400,000	413,164

Marlette Funding Trust (MFT)(c)
2016-1A CL A — 3.06% 2023 (0.2 years)	84,061	84,223
2017-1A CL A — 2.827% 2024 (0.6 years)	203,103	203,874
2016-1A CL B — 4.78% 2023 (0.8 years)	500,000	508,621
2017-1A CL B — 4.114% 2024 (1.5 years)	350,000	355,462
2016-1A CL C — 9.09% 2023 (1.5 years)	100,000	106,932

OneMain Direct Auto Receivables Trust (ODART)(c)
2016-1A CL A — 2.04% 2021 (0.2 years)	56,770	56,792
2016-1A CL B — 2.76% 2021 (0.6 years)	250,000	250,687
2016-1A CL C — 4.58% 2021 (1.0 years)	350,000	352,391
2017-1A CL B — 2.88% 2021 (1.7 years)	200,000	198,968

OneMain Financial Issuance Trust (OMFIT)(c)
2014-2A CL C — 4.33% 2024 (0.7 years)	300,000	300,941
2015-1A CL A — 3.19% 2026 (0.7 years)	250,000	251,589
2014-2A CL D — 5.31% 2024 (1.2 years)	100,000	101,076
2015-2A CL C — 4.32% 2025 (1.7 years)	200,000	200,782
2015-1A CL D — 6.63% 2026 (2.5 years)	400,000	406,536

Prestige Auto Receivables Trust (PART)(c)
2016-1A CL A2 — 1.78% 2019 (0.1 years)	11,396	11,396

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (0.4 years)	388,000	389,552
2016-3 CL B — 1.89% 2021 (0.8 years)	269,000	268,481
2014-5 CL D — 3.21% 2021 (1.2 years)	80,000	80,859

SoFi Consumer Loan Program LLC (SCLP)(c)
2016-2 CL A — 3.09% 2025 (1.2 years)	435,828	443,276
2016-3 CL A — 3.05% 2025 (1.3 years)	112,568	113,185
2017-1 CL A — 3.28% 2026 (1.4 years)	63,702	64,362

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.8 years)	200,000	200,827
2015-AA CL C — 5.04% 2024 (2.1 years)	200,000	201,644

Westlake Automobile Receivables Trust (WLAKE)(c)
2017-1A CL C — 2.7% 2022 (1.5 years)	117,000	117,046
Total Asset-Backed Securities (Cost $10,414,795)		10,429,416

Commercial Mortgage-Backed Securities - 1.2%(b)

FORT CRE LLC (FCRE)(c)
2016-1A CL A2 — 3.3275% 2036 Floating Rate
(Mthly LIBOR + 150) (0.5 years)	200,000	202,693

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.7 years)	291,269	291,198
Total Commercial Mortgage-Backed Securities (Cost $491,269)		493,891

Mortgage-Backed Securities - 4.6%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (3.0 years)	94,479	96,540

	$ Principal
	Amount
Non-Government Agency	or Shares	$ Value
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(c)
2017-2 CL A1A — 2.415% 2047 (1.3 years)	376,438	377,999

Flagstar Mortgage Trust (FSMT)(c)
2017-1 CL 2A2 — 3.0% 2047 (4.9 years)	327,213	329,476

J.P. Morgan Mortgage Trust (JPMMT)(c)
2017-3 CL 2A2 — 2.5% 2047 (2.1 years)	332,717	330,273
2016-3 CL 2A1 — 3.0% 2046 (4.8 years)	326,135	329,816

Sequoia Mortgage Trust (SEMT)(c)
2017-CH1 CL A11 — 3.5% 2047 (1.7 years)	369,113	373,562
		1,741,126
Total Mortgage-Backed Securities (Cost $1,843,164)		1,837,666

Taxable Municipal Bonds - 1.1%

Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $421,017)	400,000	425,824

U.S. Treasury - 33.3%

U.S. Treasury Notes/Bonds
2.0% 2/15/23	845,000	836,355
2.75% 11/15/23	710,000	729,211
2.5% 5/15/24	1,000,000	1,011,238
2.0% 5/31/24	600,000	588,756
2.0% 2/15/25	970,000	948,146
2.25% 11/15/25	1,000,000	991,122
1.625% 5/15/26	760,000	715,754
1.5% 8/15/26	350,000	325,555
2.0% 11/15/26	1,650,000	1,596,611
2.25% 2/15/27	2,275,000	2,244,866
2.375% 5/15/27	2,500,000	2,492,497
2.5% 5/15/46	1,000,000	950,210
Total U.S. Treasury (Cost $13,541,333)		13,430,321

Common Stocks - 0.8%

Equity Commonwealth*	4,000	122,040
Redwood Trust, Inc.	14,850	220,077
Total Common Stocks (Cost $295,612)		342,117

Cash Equivalents - 1.4%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(a)	557,213	557,213
Total Cash Equivalents (Cost $557,213)		557,213
Total Investments in Securities (Cost $39,875,788)		39,981,822
Other Assets Less Other Liabilities — 0.8%		330,716
Net Assets - 100%		40,312,538
Net Asset Value Per Share - Investor Class		10.22
Net Asset Value Per Share - Institutional Class		10.22

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2017.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.
(e) Annual sinking fund.
This schedule of portfolio holdings is unaudited and is presented for informational purposes only.  Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
December 31, 2017

Corporate Bonds - 38.3%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	254,687

Allergan Capital SARL 2.35% 3/12/18(d)	14,500,000	14,512,004

American Express Co. 8.125% 5/20/19	4,616,000	4,982,749

American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,066,567

Anheuser-Busch InBev Finance Inc.
2.2% 8/01/18	5,000,000	5,005,959
1.9% 2/01/19	13,000,000	12,975,602
3.3% 2/01/23	4,800,000	4,916,677

Apple Inc. 1.55% 2/08/19	1,000,000	996,831

AT&T Inc.
5.5% 2/01/18	4,078,000	4,089,762
2.375% 11/27/18	5,368,000	5,385,614
2.85% 2/14/23	1,000,000	1,004,992

Bank of America Corp. 2.25% 4/21/20	12,000,000	12,011,675

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,751,682
Finance Corp.
1.45% 3/07/18	900,000	899,394
5.4% 5/15/18	5,000,000	5,062,699
2.0% 8/15/18	2,500,000	2,501,832
1.7% 3/15/19	900,000	897,180
1.67028% 1/10/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,032,867
2.9% 10/15/20	3,000,000	3,056,450
4.25% 1/15/21	4,200,000	4,442,960

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,541,911

Boston Properties LP
5.875% 10/15/19	11,440,000	12,062,330
3.125% 9/01/23	9,560,000	9,645,743

Calumet Specialty Products Partners LP
11.5% 1/15/21(c)	450,000	511,875
7.625% 1/15/22	900,000	905,625

Capital One Bank, N.A. 2.3% 6/05/19	7,000,000	6,993,551

Capital One Financial Corp. 2.5% 5/12/20	5,000,000	4,996,273

Citigroup Inc. 1.75% 5/01/18	2,872,000	2,869,834

Comcast Corp. 5.15% 3/01/20	3,000,000	3,180,272

Dell Inc. 3.48% 6/01/19(c)	5,000,000	5,063,928

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	3,981,921

Discovery Communications, Inc. 2.95% 3/20/23	1,600,000	1,585,149

Dominion Resources, Inc. 2.962% 7/01/19	5,900,000	5,947,282

eBay, Inc. 2.2% 8/01/19	3,000,000	2,993,356

Equifax Inc. 2.3% 6/01/21	2,900,000	2,832,720

Equity Commonwealth 5.875% 9/15/20	14,195,000	15,002,782

	$ Principal
	Amount	$ Value
Expedia, Inc. 7.456% 8/15/18	10,000,000	10,314,880

Express Scripts Holding Co.
2.25% 6/15/19	8,955,000	8,942,885
7.25% 6/15/19	5,217,000	5,559,886

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,977,197

First Republic Bank 2.375% 6/17/19	1,828,000	1,825,154

Flir Systems, Inc. 3.125% 6/15/21	2,600,000	2,621,062

Ford Motor Credit Co. LLC
2.145% 1/09/18	2,000,000	2,000,049
2.943% 1/08/19	2,000,000	2,012,974
2.021% 5/03/19	10,000,000	9,957,081
1.897% 8/12/19	1,000,000	992,762

Fortive Corp. 1.8% 6/15/19	750,000	744,783

Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,006,351
2.375% 1/22/18	1,961,000	1,961,427
2.57796% 4/30/18 Floating Rate (Qtrly LIBOR + 120)	6,600,000	6,619,985
2.9% 7/19/18	2,500,000	2,511,694
2.36347% 12/13/19 Floating Rate (Qtrly LIBOR + 80)	6,250,000	6,295,306
2.5225% 4/23/20 Floating Rate (Qtrly LIBOR + 116)	5,479,000	5,565,210
2.6% 12/27/20	1,500,000	1,500,789

Graham Holdings Co. 7.25% 2/01/19	8,500,000	8,861,250

JPMorgan Chase & Co.
6.3% 4/23/19	2,500,000	2,632,277
2.08606% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	1,850,000	1,855,138

JPMorgan Chase Bank, N.A. 2.26464% 9/23/19 Floating
Rate (Qtrly LIBOR + 59)	12,000,000	12,087,462

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	8,950,000	10,247,750

Markel Corp.
7.125% 9/30/19	11,859,000	12,785,088
5.35% 6/01/21	10,000,000	10,781,739
4.9% 7/01/22	3,850,000	4,159,896

Mattel, Inc.
1.7% 3/15/18	225,000	225,281
2.35% 5/06/19	532,000	527,946

McDonald's Corp. 5.35% 3/01/18	4,075,000	4,099,399

McKesson Corp. 1.4% 3/15/18	8,815,000	8,806,835

MetLife Global Funding I(c)
1.875% 6/22/18	1,000,000	1,000,062
1.75% 12/19/18	1,000,000	998,079

NGL Energy Partners LP 5.125% 7/15/19	2,200,000	2,244,000

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,536,196

Plains All American Pipeline, LP 2.6% 12/15/19	1,345,000	1,337,823

QUALCOMM Inc. 1.85% 5/20/19	1,500,000	1,494,504

	$ Principal
	Amount	$ Value
Range Resources Corp. 5.0% 8/15/22	11,876,000	11,876,000

Republic Services, Inc. 3.8% 5/15/18	5,000,000	5,035,017

Roper Technologies, Inc. 2.05% 10/01/18	3,500,000	3,500,109

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	4,453,125	4,492,090

U.S. Bancorp 2.35% 1/29/21	14,000,000	14,007,337

U.S. Bank, N.A. 1.68476% 1/24/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,021,560

Valmont Industries, Inc. 6.625% 4/20/20	2,226,000	2,423,024

VEREIT, Inc. 3.0% 2/06/19	1,870,000	1,879,360

Walt Disney Co. 0.875% 7/12/19	1,000,000	981,935

Wells Fargo & Co.
2.15% 1/15/19	4,531,000	4,538,670
4.6% 4/01/21	5,745,000	6,107,439
2.1% 7/26/21	10,100,000	9,934,932
3.5% 3/08/22	7,900,000	8,161,006

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	9,986,180
Total Corporate Bonds (Cost $446,798,577)		449,997,594

Corporate Convertible Bonds - 5.3%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	32,552,187
5.625% 11/15/19	14,850,000	15,035,625
4.75% 8/15/23	14,650,000	14,173,875
Total Corporate Convertible Bonds (Cost $61,819,084)		61,761,687

Asset-Backed Securities - 8.6%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2013-5 CL D — 2.86% 2019 (0.5 years)	4,055,000	4,071,334

Canadian Pacer Automobile Receivables Trust (CPART)(c) (d)
2017-1A CL A1 — 1.4% 2018 (0.1 years)	1,736,852	1,736,878

Commercial Credit Group Receivables Trust (CCG)(c)
2017-1 CL A1 — 1.35% 2018 (0.1 years)	312,738	312,743

Conn Funding II, LP (CONN)(c)
2017-A CL A — 2.73% 2019 (0.2 years)	423,919	424,219
2017-B CL A — 2.73% 2020 (0.4 years)	4,100,000	4,099,041

Credit Acceptance Auto Loan Trust (CAALT)(c)
2015-1A CL B — 2.61% 2023 (0.2 years)	1,526,512	1,528,739

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A1 — 1.5% 2018 (0.1 years)	3,455,579	3,455,653

Exeter Automobile Receivables Trust (EART)(c)
2016-3A CL A — 1.84% 2020 (0.4 years)	2,344,854	2,342,400
2015-1A CL C — 4.1% 2020 (1.0 years)	650,000	658,194
2017-3A CL A — 2.05% 2021 (1.2 years)	3,524,125	3,519,365
2016-2A CL C — 5.96% 2022 (1.6 years)	5,100,000	5,298,851

First Investors Auto Owner Trust (FIAOT)(c)
2016-1A CL A1 — 1.92% 2020 (0.1 years)	514,617	514,562

	$ Principal
	Amount	$ Value
Honor Automobile Trust Securitization (HATS)(c)
2016-1A CL A — 2.94% 2019 (0.5 years)	1,110,383	1,113,683
2016-1A CL B — 5.76% 2021 (1.3 years)	6,170,000	6,373,047

Marlette Funding Trust (MFT)(c)
2017-1A CL A — 2.827% 2024 (0.6 years)	3,046,538	3,058,109
2017-2A CL A — 2.39% 2024 (0.6 years)	3,978,048	3,977,936
2016-1A CL B — 4.78% 2023 (0.8 years)	2,500,000	2,543,103
2017-3A CL A — 2.36% 2024 (0.8 years)	2,807,120	2,806,553
2017-1A CL B — 4.114% 2024 (1.5 years)	1,650,000	1,675,752
2017-2A CL B — 3.19% 2024 (1.7 years)	3,000,000	3,008,296

OneMain Direct Auto Receivables Trust (ODART)(c)
2016-1A CL A — 2.04% 2021 (0.2 years)	851,554	851,884
2016-1A CL C — 4.58% 2021 (1.0 years)	9,650,000	9,715,921
2017-2A CL B — 2.55% 2023 (2.3 years)	7,000,000	6,996,054

OneMain Financial Issuance Trust (OMFIT)(c)
2014-2A CL A — 2.47% 2024 (0.0 years)	60,400	60,486
2014-2A CL C — 4.33% 2024 (0.7 years)	700,000	702,194
2015-2A CL C — 4.32% 2025 (1.7 years)	4,800,000	4,818,760
2015-1A CL D — 6.63% 2026 (2.5 years)	1,600,000	1,626,143

Prestige Auto Receivables Trust (PART)(c)
2016-1A CL A2 — 1.78% 2019 (0.1 years)	427,351	427,354

Santander Drive Auto Receivables Trust (SDART)
2016-3 CL A2 — 1.34% 2019 (0.1 years)	825,958	825,658
2014-1 CL D — 2.91% 2020 (0.4 years)	2,345,000	2,354,380

Securitized Term Auto Receivables Trust (SSTRT)(c) (d)
2017-2A CL A1 — 1.42% 2018 (0.2 years)	1,014,727	1,014,747

SoFi Consumer Loan Program LLC (SCLP)(c)
2016-2 CL A — 3.09% 2025 (1.2 years)	5,279,749	5,369,973
2016-3 CL A — 3.05% 2025 (1.3 years)	1,013,113	1,018,663
2017-1 CL A — 3.28% 2026 (1.4 years)	891,833	901,062

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.8 years)	7,550,000	7,581,222
2015-AA CL C — 5.04% 2024 (2.1 years)	1,800,000	1,814,796

Westlake Automobile Receivables Trust (WLAKE)(c)
2017-2A CL A1 — 1.45% 2018 (0.1 years)	2,076,960	2,076,710
Total Asset-Backed Securities (Cost $100,541,226)		100,674,465

Commercial Mortgage-Backed Securities - 0.4%(b)

FORT CRE LLC (FCRE)(c)
2016-1A CL A1 — 2.8275% 2036 Floating Rate
(Mthly LIBOR + 150) (0.1 years)	498,069	502,097

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.7 years)	4,805,944	4,804,770
Total Commercial Mortgage-Backed Securities (Cost $5,304,013)		5,306,867

Mortgage-Backed Securities - 16.8%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3815 CL AD — 4.0% 2025 (0.3 years)	87,908	88,365
3844 CL AG — 4.0% 2025 (0.6 years)	490,896	494,978
4281 CL AG — 2.5% 2028 (2.4 years)	1,546,274	1,535,562
3649 CL BW — 4.0% 2025 (2.6 years)	2,017,705	2,102,910
2952 CL PA — 5.0% 2035 (2.7 years)	526,537	549,743
3620 CL PA — 4.5% 2039 (3.4 years)	1,351,181	1,426,261
3842 CL PH — 4.0% 2041 (4.1 years)	1,405,797	1,466,219

	$ Principal
	Amount	$ Value
3003 CL LD — 5.0% 2034 (4.2 years)	1,371,419	1,476,858
4107 CL LA — 2.5% 2031 (5.2 years)	6,957,669	6,691,330
4107 CL LW — 1.75% 2027 (7.8 years)	3,920,555	3,579,002
		19,411,228
Pass-Through Securities
EO1386 — 5.0% 2018 (0.2 years)	2,368	2,416
G18190 — 5.5% 2022 (1.7 years)	22,839	23,976
G13300 — 4.5% 2023 (2.0 years)	139,558	146,300
G18296 — 4.5% 2024 (2.3 years)	355,605	373,025
G18306 — 4.5% 2024 (2.3 years)	745,035	781,108
G13517 — 4.0% 2024 (2.3 years)	494,070	512,842
G18308 — 4.0% 2024 (2.4 years)	765,887	795,128
J13949 — 3.5% 2025 (2.8 years)	4,294,225	4,471,828
J14649 — 3.5% 2026 (3.0 years)	3,298,241	3,411,212
E02804 — 3.0% 2025 (3.0 years)	2,699,383	2,751,998
E02948 — 3.5% 2026 (3.0 years)	7,634,277	7,923,845
J16663 — 3.5% 2026 (3.1 years)	6,994,046	7,234,152
E03033 — 3.0% 2027 (3.3 years)	4,102,286	4,182,246
E03048 — 3.0% 2027 (3.3 years)	7,756,060	7,907,238
G01818 — 5.0% 2035 (4.4 years)	1,631,491	1,770,556
		42,287,870
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 4.95213% 2023 Floating Rate
(Mthly LIBOR + 340) (0.3 years)	640,443	645,918
		62,345,016

Federal National Mortgage Association
Collateralized Mortgage Obligations
2003-9 CL DB — 5.0% 2018 (0.1 years)	989	988
2011-19 CL KA — 4.0% 2025 (0.1 years)	44,106	44,071
2010-145 CL PA — 4.0% 2024 (1.6 years)	623,950	635,823
2010-54 CL WA — 3.75% 2025 (2.1 years)	934,479	951,518
		1,632,400
Pass-Through Securities
251787 — 6.5% 2018 (0.2 years)	328	364
357414 — 4.0% 2018 (0.3 years)	27,007	27,812
254907 — 5.0% 2018 (0.3 years)	14,463	14,733
MA0464 — 3.5% 2020 (1.0 years)	1,064,303	1,099,323
357985 — 4.5% 2020 (1.1 years)	45,131	46,039
888595 — 5.0% 2022 (1.5 years)	116,904	121,603
888439 — 5.5% 2022 (1.5 years)	118,507	123,670
AD0629 — 5.0% 2024 (1.7 years)	439,627	460,094
995960 — 5.0% 2023 (1.8 years)	388,502	406,615
AL0471 — 5.5% 2025 (2.0 years)	1,798,655	1,893,457
995693 — 4.5% 2024 (2.0 years)	737,078	778,601
AR8198 — 2.5% 2023 (2.1 years)	4,882,014	4,912,914
AE0031 — 5.0% 2025 (2.1 years)	713,616	753,630
MA1502 — 2.5% 2023 (2.2 years)	4,135,448	4,161,626
995692 — 4.5% 2024 (2.2 years)	604,847	638,964
890112 — 4.0% 2024 (2.3 years)	489,576	508,629
MA0043 — 4.0% 2024 (2.3 years)	395,099	410,320
995755 — 4.5% 2024 (2.3 years)	918,608	970,469
AA4315 — 4.0% 2024 (2.3 years)	1,008,825	1,048,062
AA5510 — 4.0% 2024 (2.4 years)	241,087	250,440
930667 — 4.5% 2024 (2.4 years)	580,800	612,946
931739 — 4.0% 2024 (2.5 years)	258,262	268,391
AD7073 — 4.0% 2025 (2.7 years)	811,144	845,438
310139 — 3.5% 2025 (2.9 years)	5,222,824	5,394,678
AH3429 — 3.5% 2026 (2.9 years)	13,795,997	14,292,084
AB1769 — 3.0% 2025 (2.9 years)	2,445,530	2,498,951
AB2251 — 3.0% 2026 (3.0 years)	3,089,135	3,156,633
AB3902 — 3.0% 2026 (3.3 years)	1,964,540	2,007,523
AK3264 — 3.0% 2027 (3.3 years)	5,009,901	5,119,536
AB4482 — 3.0% 2027 (3.4 years)	4,679,382	4,781,806
AL1366 — 2.5% 2027 (3.4 years)	3,468,083	3,488,087
555531 — 5.5% 2033 (4.1 years)	3,222,241	3,584,237
MA0587 — 4.0% 2030 (4.2 years)	4,843,609	5,105,641
725232 — 5.0% 2034 (4.2 years)	290,770	316,066

	$ Principal
	Amount	$ Value
995112 — 5.5% 2036 (4.4 years)	1,397,339	1,551,381
		71,650,763
		73,283,163

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.3 years)	8,887,220	9,100,477

Non-Government Agency
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc. (CMLTI)(c)
2014-A CL A — 4.0% 2035 (3.6 years)	1,665,518	1,744,416

COLT Funding LLC (COLT)(c)
2017-2 CL A1A — 2.415% 2047 (1.3 years)	5,325,215	5,347,304

Flagstar Mortgage Trust (FSMT)(c)
2017-1 CL 2A2 — 3.0% 2047 (4.9 years)	3,412,368	3,435,961

J.P. Morgan Mortgage Trust (JPMMT)(c)
2017-3 CL 2A2 — 2.5% 2047 (2.1 years)	12,975,953	12,880,658
2014-2 CL 2A2 — 3.5% 2029 (2.2 years)	3,921,998	4,017,259
2014-5 CL A1 — 3.0% 2029 (2.6 years)	7,575,274	7,664,578
2016-3 CL 2A1 — 3.0% 2046 (4.8 years)	3,135,786	3,171,186

Sequoia Mortgage Trust (SEMT)
2017-CH1 CL A11 — 3.5% 2047 (1.7 years)(c)	3,783,407	3,829,008
2012-1 CL 1A1 — 2.865% 2042 (1.8 years)	814,568	820,774
2013-4 CL A3 — 1.55% 2043 (3.7 years)	7,038,828	6,873,907
2012-4 CL A1 — 3.5% 2042 (5.9 years)	2,972,305	3,018,839

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	3,517	3,525
		52,807,415
Total Mortgage-Backed Securities (Cost $193,943,682)		197,536,071

Taxable Municipal Bonds - 0.4%

Iowa State University Revenue
5.8% 7/01/22, Pre-Refunded 7/01/18 @ 100	1,335,000	1,361,874

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	1,000,430
2.608% 4/15/20	500,000	501,375
2.927% 4/15/21	750,000	754,987

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding 4.788% 6/01/18	1,000,000	1,011,470
Total Taxable Municipal Bonds (Cost $4,585,000)		4,630,136

U.S. Treasury - 25.7%

U.S. Treasury Notes
0.875% 1/31/18	20,000,000	19,994,497
0.75% 2/28/18	15,000,000	14,985,883
1.375% 6/30/18	25,000,000	24,985,598
0.75% 9/30/18	20,000,000	19,859,009
1.25% 1/31/19	15,000,000	14,907,232
0.875% 5/15/19	25,000,000	24,672,660
1.625% 6/30/19	10,000,000	9,965,853
1.5% 10/31/19	15,000,000	14,896,834
1.375% 1/31/20	15,000,000	14,841,653
1.375% 8/31/20	10,000,000	9,854,276
2.125% 8/31/20	15,000,000	15,070,264
2.0% 11/30/20	20,000,000	20,020,252

	$ Principal
	Amount
	or Shares	$ Value
1.125% 2/28/21	15,000,000	14,587,887
1.375% 4/30/21	10,000,000	9,784,256
1.125% 7/31/21	15,000,000	14,506,812
2.0% 7/31/22	12,000,000	11,909,196
2.0% 2/15/23	7,500,000	7,423,274
1.5% 2/28/23	15,000,000	14,474,476
2.0% 5/31/24	15,000,000	14,718,904
2.25% 10/31/24	10,000,000	9,952,882
Total U.S. Treasury (Cost $303,395,967)		301,411,698

Common Stocks - 0.7%

Redwood Trust, Inc. (Cost $5,206,616)	545,000	8,076,900

Cash Equivalents - 1.6%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(a)	18,074,164	18,074,164
Total Cash Equivalents (Cost $18,074,164)		18,074,164
Total Investments in Securities (Cost $1,139,668,329)		1,147,469,582
Other Assets Less Other Liabilities — 2.2%		26,239,880
Net Assets - 100%		1,173,709,462
Net Asset Value Per Share - Investor Class		12.18
Net Asset Value Per Share - Institutional Class		12.21

(a) Rate presented represents the annualized 7-day yield at December 31, 2017.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.
(e) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
December 31, 2017

Corporate Bonds - 12.1%	$ Principal
	Amount	$ Value
Allergan Capital SARL 2.35% 3/12/18(c)	2,125,000	2,126,759

AT&T Inc. 5.5% 2/01/18	3,000,000	3,008,653

Bank of America Corp. 6.875% 4/25/18	1,555,000	1,578,827

Berkshire Hathaway Inc. (Finance Corp.) 1.45% 3/07/18	1,125,000	1,124,243

Capital One Bank, N.A. 1.65% 2/05/18	500,000	499,987

Citigroup Inc. 1.8% 2/05/18	1,000,000	999,918

Goldman Sachs Group, Inc. 2.375% 1/22/18	3,000,000	3,000,653

JPMorgan Chase Bank, N.A. 6.0% 1/15/18	500,000	500,698
Total Corporate Bonds (Cost $12,843,166)		12,839,738

Asset-Backed Securities - 1.6%

Commercial Credit Group Receivables Trust (CCG)(b)
2017-1 CL A1 — 1.35% 2018 (0.1 years)	625,477	625,486

Credit Acceptance Auto Loan Trust (CAALT)(b)
2015-1A CL B — 2.61% 2023 (0.2 years)	583,891	584,743

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2017-2A CL A1 — 1.42% 2018 (0.2 years)	507,364	507,373
Total Asset-Backed Securities (Cost $1,718,013)		1,717,602

U.S. Treasury - 83.8%

U.S. Treasury Notes
0.875% 1/31/18	10,000,000	9,997,249
0.75% 2/28/18	9,000,000	8,991,530
1.0% 3/15/18	8,000,000	7,994,540
0.875% 3/31/18	18,000,000	17,977,962
0.75% 4/15/18	5,000,000	4,991,519
1.0% 5/15/18	10,000,000	9,986,303
0.875% 5/31/18	5,000,000	4,988,875
1.125% 6/15/18	7,500,000	7,488,617
1.375% 7/31/18	5,000,000	4,993,628
1.5% 8/31/18	4,000,000	3,995,496
1.375% 9/30/18	7,500,000	7,481,082
Total U.S. Treasury (Cost $88,912,772)		88,886,801

Cash Equivalents - 2.6%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(a)	2,754,353	2,754,353
Total Cash Equivalents (Cost $2,754,353)		2,754,353
Total Investments in Securities (Cost $106,228,304)		106,198,494
Other Liabilities in Excess of Other Assets - (0.1%)		(73,637)
Net Assets - 100%		106,124,857
Net Asset Value Per Share		10.00

(a) Rate presented represents the annualized 7-day yield at December 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of
1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2017

Municipal Bonds - 97.7%
	% of Net	$ Principal
	Assets	Amount	$ Value
California	0.4
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	238,802

Colorado	0.2
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	109,586

District of Columbia	1.0
Metropolitan Washington Airports Authority, Aviation System Revenue,
Refunding, Series 2017A, AMT, 5.0%, 10/01/27		500,000	613,315

Florida	2.7
Greater Orlando Aviation Authority, Priority Subordinated Airport
Facilities Revenue, Series 2017A, AMT, 5.0%, 10/01/25		500,000	594,080

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,020,640
			1,614,720
Illinois	0.2
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23, Pre-Refunded 12/01/18 @ 100		100,000	103,219

Iowa	0.4
Iowa Finance Authority, Hospital Revenue, Bond Anticipation Notes,
Shenandoah Medical Center Project, Series 2015, 1.75%, 6/01/18		250,000	249,145

Nebraska	91.7
Blair, Water System Revenue, Series 2016, AMT,
2.2%, 12/15/22		175,000	170,494
2.45%, 12/15/23		125,000	121,277
2.65%, 12/15/24		100,000	95,751
2.85%, 12/15/25		100,000	96,263
3.0%, 12/15/26		100,000	95,887
3.1%, 12/15/27		100,000	95,525
3.2%, 12/15/28		100,000	95,443
3.35%, 12/15/29		100,000	95,153
3.5%, 12/15/30		100,000	95,080

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016
2.0%, 12/15/18		305,000	306,433
3.0%, 12/15/24		250,000	263,980

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	364,155
2.2%, 12/15/26		250,000	246,192

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	390,272

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	114,900
4.0%, 12/15/27		100,000	114,201

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	262,036

	$ Principal
	Amount	$ Value
Dawson Public Power District, Electric System Revenue,
Refunding,
Series 2013C, 3.0%, 12/01/22	200,000	201,538
Series 2016A
2.0%, 6/15/26	170,000	164,628
2.1%, 6/15/27	105,000	101,272
Series 2016B
2.5%, 6/15/28	135,000	134,383
3.0%, 6/15/29	245,000	248,722
3.0%, 6/15/30	355,000	358,539

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25,
Pre-Refunded 7/01/20 @ 100	400,000	438,044

Douglas County, General Obligation,
Omaha Public School District 0001
Series 2015, 5.0%, 12/15/28	1,000,000	1,193,030
Series 2016, 5.0%, 12/15/29	350,000	429,215
Refunding, Elkhorn Public School District 0010, Series 2016B
3.0%, 6/15/18	200,000	201,384
3.0%, 12/15/18	100,000	101,409
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22	250,000	255,935

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28,
Pre-Refunded 9/01/18 @ 100	500,000	510,605
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26	500,000	566,840

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	155,000	160,104
Series 2015
4.0%, 11/01/18	250,000	254,370
4.0%, 11/01/19	110,000	113,907
5.0%, 11/01/20	100,000	107,882
5.0%, 11/01/21	100,000	110,117
5.0%, 11/01/22	250,000	281,140

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	384,101

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	294,912

Kearney, General Obligation, Highway Allocation Fund,
Refunding, Series 2017, 1.0%, 6/15/18	175,000	174,429

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue,
Refunding, Series 2015, 3.0%, 12/01/19	750,000	768,825
Series 2016, 3.0%, 12/01/25	500,000	537,170

Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/18	185,000	185,572
2.0%, 7/01/19	190,000	191,117
2.0%, 7/01/21	195,000	196,084

	$ Principal
	Amount	$ Value
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	648,470
2.5%, 4/01/21	925,000	935,656

Lincoln, Electric System Revenue, Refunding,
Series 2012
5.0%, 9/01/21	1,000,000	1,117,760
5.0%, 9/01/28	1,000,000	1,136,670
Series 2016, 3.0%, 9/01/28	1,000,000	1,039,030

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	113,513
5.0%, 5/15/23	135,000	156,927

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	444,431

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	335,712

Loup River Public Power District, Electric System Revenue,
Refunding, Series 2016
5.0%, 12/01/18	500,000	515,770
5.0%, 12/01/19	500,000	531,085

Madison County, Hospital Authority #1, Revenue, Refunding,
Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	516,325
5.0%, 7/01/23	250,000	280,672

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured,
5.0%, 4/01/20, Pre-Refunded 4/01/19 @ 100	500,000	520,980
2012 Series A, 5.0%, 4/01/18	100,000	100,855
2016 Series A
5.0%, 4/01/21	250,000	274,432
5.0%, 4/01/27	350,000	420,465

Nebraska, Certificates of Participation,
Series 2015C
1.15%, 9/15/18	460,000	457,626
1.45%, 9/15/19	360,000	356,940
1.7%, 9/15/20	200,000	200,012
Series 2016A, 2.0%, 2/15/19	750,000	753,053
Series 2017A, 1.0%, 3/15/18	350,000	349,454
Series 2017B, 1.35%, 7/15/20	785,000	770,956

Nebraska Investment Financial Authority, Single Family Housing Revenue
2016 Series C, 1.85%, 3/01/23	100,000	99,019

Nebraska Public Power District, Revenue
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	250,000
2012 Series A
4.0%, 1/01/21	500,000	532,380
5.0%, 1/01/21	500,000	546,900
2012 Series B, 3.0%, 1/01/24	1,000,000	1,046,330
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	500,000
1/01/25, Pre-Refunded 1/01/18 @ 100	750,000	750,000
2015 Series A-2, 5.0%, 1/01/24	250,000	279,778
2016 Series C
4.0%, 1/01/19	880,000	901,278
5.0%, 1/01/35	480,000	563,429

	$ Principal
	Amount	$ Value
Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	832,920

Nebraska State Colleges, Student Fees and Facilities Revenue,
Refunding, Wayne State College Project, Series 2016B,
1.0%, 7/01/18	145,000	144,156
Wayne State College Project, Series 2016,
3.0%, 7/01/18	200,000	201,334
3.0%, 7/01/19	120,000	122,096

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	255,188

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	817,293

Omaha, General Obligation,
Refunding, Series 2008
5.0%, 6/01/20	255,000	258,884
5.0%, 6/01/20, Pre-Refunded 6/01/18 @ 100	95,000	96,364
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	257,328
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	815,000	891,048
4.0%, 4/15/23	185,000	205,322

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,487,110
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	258,878
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	806,706
Series 2010, 4.125%, 6/01/29(b)	650,000	680,622

Omaha Public Power District,
Electric System Revenue
2012 Series A, 5.0%, 2/01/24, Pre-Refunded 2/01/22 @ 100	2,000,000	2,253,040
2015 Series A, 2.85%, 2/01/27	500,000	516,695
2015 Series B, 5.0%, 2/01/18	1,500,000	1,504,275
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	517,705

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	305,248
4.0%, 4/01/31	350,000	383,418
Series 2014, 5.0%, 11/15/22	200,000	229,488

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	437,963

Papillion-La Vista, General Obligation, Sarpy County
School District #27,
Refunding, Series 2017A
2.05%, 12/01/24	150,000	151,845
2.2%, 12/01/25	150,000	151,839
2.3%, 12/01/26	275,000	278,589
Series 2009, 5.0%, 12/01/28, Pre-Refunded 12/01/18 @ 100	500,000	515,865

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding, Series 2017, 5.0%, 12/15/26	185,000	207,761
Series 2013, 3.0%, 12/15/18, Pre-Refunded 2/08/18 @ 100	500,000	500,775
Series 2013B, 5.0%, 12/15/19, Pre-Refunded 7/26/18 @ 100	400,000	407,624
Series 2015
2.0%, 12/15/20	100,000	100,023
2.25%, 12/15/21	100,000	100,213
4.0%, 12/15/24	100,000	105,966
4.0%, 12/15/25	100,000	105,842

	$ Principal
	Amount	$ Value
Perennial Public Power District, Electric System Revenue,
Refunding, Series 2016A, 0.95%, 1/01/18	125,000	125,000

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A
5.0%, 1/01/18	250,000	250,000
5.0%, 1/01/28	200,000	233,580

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017
5.0%, 12/15/27	250,000	305,528
5.0%, 12/15/29	550,000	676,445

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	462,795

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18	155,000	156,194
2.6%, 12/15/19	135,000	137,190

South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20	280,000	280,442
2.25%, 6/01/21	250,000	251,320

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20	400,000	391,276

University of Nebraska, Facilities Corp.,
Lease Rental Revenue, NCTA Education Center/Student Housing
Project, Series 2011, 3.75% 6/15/19	285,000	293,704
Revenue, Refunding, Health Center and College of Nursing
Projects, Series 2016, 5.0%, 7/15/29	380,000	461,377
Revenue, UNMC Global Center Project, Series 2017,
5.0%, 12/15/18	1,000,000	1,032,980

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017
3.0%, 7/01/25	100,000	105,997
2.5%, 7/01/26	210,000	214,202
3.0%, 7/01/27	100,000	105,765
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18	400,000	401,080
2.0%, 7/01/19	600,000	603,354
Omaha Health & Recreation Project
4.05%, 5/15/19, Pre-Refunded 5/15/18 @ 100	390,000	393,732
5.0%, 5/15/33, Pre-Refunded 5/15/18 @ 100	700,000	709,114
Refunding, Omaha Student Housing Project,
Series 2017A, 5.0%, 5/15/30	100,000	123,511
Series 2017B, 5.0%, 5/15/30	725,000	895,455

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25	245,000	266,460
4.0%, 12/15/27	395,000	426,888

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28	700,000	731,227
		55,258,263

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Texas	0.7
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	299,643

Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	115,834
			415,477
Washington	0.4
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	240,708
Total Municipal Bonds (Cost $58,673,322)			58,843,235

Cash Equivalents - 0.7%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.21%(a)		461,134	461,134
Total Cash Equivalents (Cost $461,134)			461,134
Total Investments in Securities (Cost $59,134,456)			59,304,369
Other Assets Less Other Liabilities -1.6%			962,505
Net Assets - 100%			60,266,874
Net Asset Value Per Share			9.88

(a) Rate presented represents the annualized 7-day yield at December 31, 2017.
(b) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At December 31, 2017, the cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax Cost	519,064,109	449,859,531	389,659,612	167,083,414	104,830,021	39,875,788	1,139,668,329	106,228,304	59,134,456

At December 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Appreciation	305,207,911	261,680,622	286,620,843	94,703,262	18,309,102	303,333	12,669,033	221	501,260
Depreciation	(15,987,757)	(21,262,047)	(22,656,525)	(6,111,106)	(1,132,754)	(197,299)	(4,867,780)	(30,031)	(331,347)
Net	289,220,154	240,418,575	263,964,318	88,592,156	17,176,348	106,034	7,801,253	(29,810)	169,913

(4)	Illiquid and Restricted Securities
The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2017, include the following:
	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 12/31/17		$10,351,200	$11,708,250
Percent of net assets at 12/31/17		1.6%	4.6%

(5)	Option Transactions
 Derivative positions open at December 31, 2017, are summarized as follows:
Gross Notional
		Fair Value at December 31, 2017		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	December 31, 2017
Partners III Opportunity	Equity call options written	$ -	$ 77,500	$ 2,700,000

(6)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2017	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2017	Value Dec. 31, 2017	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 10,351,200	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Concentration of Credit Risk
Approximately 92% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(8)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities);
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of December 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	702,138,093	-	-	702,138,093
Cash equivalents	106,146,170	-	-	106,146,170
Total investments in securities	808,284,263	-	-	808,284,263

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	589,680,250	-	-	589,680,250
Cash equivalents	100,597,856	-	-	100,597,856
Total investments in securities	690,278,106	-	-	690,278,106

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Information technology	154,400,300	10,351,200	-	164,751,500
Other	455,566,700	-	-	455,566,700
Cash equivalents	33,305,730	-	-	33,305,730
Total investments in securities	643,272,730	10,351,200	-	653,623,930
Liabilities:
Securities sold short	(211,310,000)	-	-	(211,310,000)
Options written	(77,500)	-	-	(77,500)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Telecommunication services	-	11,708,250	-	11,708,250
Other	184,854,002	-	-	184,854,002
Cash equivalents	59,113,318	-	-	59,113,318
Total investments in securities	243,967,320	11,708,250	-	255,675,570

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	58,019,383	-	-	58,019,383
Corporate bonds	-	25,636,377	-	25,636,377
Corporate convertible bonds	-	1,012,500	-	1,012,500
Asset-backed securities	-	253,508	-	253,508
Mortgage-backed securities	-	3,294,951	-	3,294,951
U.S. treasury notes	-	32,617,593	-	32,617,593
Cash equivalents	1,172,057	-	-	1,172,057
Total investments in securities	59,191,440	62,814,929	-	122,006,369

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	11,496,905	-	11,496,905
Corporate convertible bonds	-	968,469	-	968,469
Asset-backed securities	-	10,429,416	-	10,429,416
Commercial mortgage-backed securities	-	493,891	-	493,891
Mortgage-backed securities	-	1,837,666	-	1,837,666
Taxable municipal bonds	-	425,824	-	425,824
U.S. treasury	-	13,430,321	-	13,430,321
Common stocks	342,117	-	-	342,117
Cash equivalents	557,213	-	-	557,213
Total investments in securities	899,330	39,082,492	-	39,981,822

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	449,997,594	-	449,997,594
Corporate convertible bonds	-	61,761,687	-	61,761,687
Asset-backed securities	-	100,674,465	-	100,674,465
Commercial mortgage-backed securities	-	5,306,867	-	5,306,867
Mortgage-backed securities	-	197,536,071	-	197,536,071
Taxable municipal bonds	-	4,630,136	-	4,630,136
U.S. treasury	-	301,411,698	-	301,411,698
Common stocks	8,076,900	-	-	8,076,900
Cash equivalents	18,074,164	-	-	18,074,164
Total investments in securities	26,151,064	1,121,318,518	-	1,147,469,582

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	12,839,738	-	12,839,738
Asset-backed securities	-	1,717,602	-	1,717,602
U.S. treasury	-	88,886,801	-	88,886,801
Cash equivalents	2,754,353	-	-	2,754,353
Total investments in securities	2,754,353	103,444,141	-	106,198,494

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	-	58,843,235	-	58,843,235
Cash equivalents	461,134	-	-	461,134
Total investments in securities	461,134	58,843,235	-	59,304,369

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3.
During the nine months ended December 31, 2017, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:          /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:       February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:          /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:       February 20, 2018